Filed Pursuant to Rule 497(e)
Registration Statement Nos. 333-128699
333-151910
333-145064

TIAA-CREF Life Separate Account VLI-1

TIAA-CREF Life Separate Account VA-1

TIAA-CREF Life Insurance Company

PROSPECTUS SUPPLEMENT NUMBER 1

dated July 19, 2011 to the

Intelligent Life® VUL Prospectus

dated May 1, 2011

Intelligent Life Survivorship VUL Prospectus

dated May 1, 2011

Intelligent Variable Annuity® Prospectus

dated May 1, 2011

This supplement amends certain disclosure in the above-referenced prospectuses for the contracts with the same names. All other provisions of your contract remain as stated in your contract and prospectus, as previously amended. Please keep this supplement with your prospectus for future reference.

ING Clarion Global Real Estate Portfolio–Class 1

On page 27 of the Intelligent Life VUL and Intelligent Life Survivorship VUL prospectuses, as well as page 11 of the Intelligent Variable Annuity prospectus, add CBRE Clarion Securities LLC as the new sub-advisor and remove ING Clarion Real Estate Securities in the Portfolio Investment Managers and Investment Objectives table:

Portfolio	Investment Manager	Investment Objective
ING Clarion Global Real Estate Portfolio–Class 1	ING Investments, LLC CBRE Clarion Securities LLC (sub-advisor)	Seeks high total return consisting of capital appreciation and current income.

For more information about these changes and about the portfolio generally, refer to the recent Supplement to the ING Investors Trust prospectus.

A13074 (07/11)